Related Party and Parties-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Parties-in-Interest Transactions	Related Party and Parties-in-Interest Transactions
Shell, the Trustees, the Plan Administrator and certain other Plan service providers qualify as parties-in-interest.  In addition, the Plan invests in Royal Dutch Shell plc (now known as Shell plc) American Depository Shares and certain funds maintained by affiliates of the Plan’s record keeper, which qualify as related party and party-in-interest transactions. These transactions qualify for exemptions from the prohibited transaction rules. Notes receivable from participants also qualify as party-in-interest transactions.